Alliance Capital [LOGO](R)
The Investment Professional's Choice



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HIGH NET WORTH INVESTORS--CAPITAL APPRECIATION
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                Alliance Select
                Investor Series
                Biotechnology Portfolio

                Semi-Annual Report
                December 31, 2002           [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS

February 19, 2003

Dear Shareholder:

This report contains the performance and market activity for Alliance Select Investor Series Biotechnology Portfolio (the "Portfolio") for the semi-annual reporting period ended December 31, 2002.

Investment Objective and Policies

This open-end fund seeks capital appreciation in a non-diversified portfolio of equity securities of biotechnology companies. In addition, the Portfolio may invest a portion of its assets in pharmaceutical companies. The Portfolio may invest up to 40% of its total assets in non-U.S. companies. To take advantage of investment opportunities in both rising and falling markets, the Portfolio may engage in substantial short selling and may use certain other investment practices, including options, futures and forward contracts, and leverage. While these techniques are riskier than many investment strategies, they do provide greater potential for higher total return. This Portfolio is designed for the sophisticated investor who appreciates both the potential and the risks inherent in such strategies.

Investment Results

The following table shows the Portfolio's performance compared to its benchmark, the NASDAQ Biotechnology Index, for the six- and 12-month periods ended December 31, 2002.

INVESTMENT RESULTS*

Periods Ended December 31, 2002

                                                    -------------------------
                                                          Total Returns
                                                    -------------------------
                                                      6 Months      12 Months
-----------------------------------------------------------------------------
Alliance Select Investor
Series Biotechnology Portfolio
   Class A                                              -4.65%        -44.29%
-----------------------------------------------------------------------------
   Class B                                              -4.96%        -44.73%
-----------------------------------------------------------------------------
   Class C                                              -4.96%        -44.73%
-----------------------------------------------------------------------------
NASDAQ Biotechnology Index                              -2.59%        -45.33%
-----------------------------------------------------------------------------

* The Portfolio's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2002. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The NASDAQ Biotechnology Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks


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                    ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      in the biotechnology sector. The index contains companies primarily engaged in biomedical research to develop new treatments or cures for human disease. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including Alliance Select Investor Series Biotechnology Portfolio.

      Additional investment results appear on pages 4-7.

The Portfolio and the biotechnology market appear to have experienced a low in the last six months. Twice now, the Portfolio has dropped to around $3.50 per share, only to bounce back again. For the six-month period ended December 31, 2002, the Portfolio underperformed its benchmark, the NASDAQ Biotechnology Index, but again greatly outperformed the Morgan Stanley Genomics Index, which was down 22% for the period.

For the 12-month period ended December 31, 2002, the Portfolio outperformed the NASDAQ Biotechnology Index by almost 1% and the Morgan Stanley Genomics Index by 18.5%. For the six-month period under review, the Portfolio's underperformance relative to the NASDAQ Biotechnology Index was influenced yet again by the strong performance of Amgen, Inc., which was up 26% in the second half of 2002. Despite Amgen, Inc. being one of the largest holdings in the Portfolio, we have kept its weighting below 10% for risk management purposes. Due to the stock comprising 24% of the index, when Amgen, Inc. is strong, it detracts from the Portfolio's relative performance. This was the case for the period under review. Excluding the "Amgen Effect," we feel the Portfolio's relative performance overall was good.

Outlook

Absolute performance, however, is most important and most frustrating at the moment. The number of negative items to hit the stock market since the launch of the Portfolio are too numerous to tally, and they have caused investors to flee speculative stocks. However, we believe that there are several reasons for hope.

First, the fact that the Portfolio continues to bounce back after dropping to $3.50 per share several times indicates a possible bottom to valuations.

Second, large-capitalization biotechnology companies are now trading at their two-year growth rate. Specifically, the nine largest biotechnology companies are trading at a price-to-earnings (P/E) multiple of 28x the Portfolio's 2003 earnings per share (EPS) estimates. This is while they have 2002 to 2004 EPS growth rates of 29%.

Third, many genome companies are trading at or near their cash levels. For example, Human Genome Sciences, Inc. has a market capitalization of only $878 million, while having $1.4 billion in current assets and debt (due in 2007) of $500 million.


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2 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your interest and investment in Alliance Select Investors Series Biotechnology Portfolio. We look forward to reporting to you in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Norman M. Fidel

Norman M. Fidel
Senior Vice President


/s/ Matthew N. Murray

Matthew N. Murray, PhD CFA
Vice President

[PHOTO]   John D. Carifa

[PHOTO]   Norman M. Fidel

[PHOTO]   Matthew N. Murray

Portfolio Managers, Norman M. Fidel and Matthew N. Murray, have over 40 years of combined investment experience.


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                    ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE SELECT INVESTOR SERIES BIOTECHNOLOGY PORTFOLIO
GROWTH OF A $10,000 INVESTMENT
7/31/00* TO 12/31/02

                            [MOUNTAIN CHART OMITTED]

NASDAQ Biotechnology Index: $4,422
Alliance Select Investor Series Biotechnology Portfolio Class A: $3,750


                  Alliance Select Investor Series     NASDAQ Biotechnology
                  Biotechnology Portfolio Class A          Index
7/31/00*                   $ 9,577                        $10,000
12/31/00                   $ 9,106                        $ 9,653
12/31/01                   $ 6,731                        $ 8,089
12/31/02                   $ 3,750                        $ 4,422


This chart illustrates the total value of an assumed $10,000 investment in Alliance Select Investor Series Biotechnology Portfolio Class A shares (from 7/31/00* to 12/31/02) as compared to the performance of an appropriate broad-based index. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged NASDAQ Biotechnology Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the biotechnology sector. The index contains companies primarily engaged in biomedical research to develop new treatments or cures for human disease.

When comparing Alliance Select Investor Series Biotechnology Portfolio to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Select Investor Series Biotechnology Portfolio.

*     Closest month-end after Fund's Class A share inception date of 7/27/00.


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4 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE SELECT INVESTOR SERIES BIOTECHNOLOGY PORTFOLIO
HISTORY OF RETURNS
YEARLY PERIODS ENDED 12/31

                              [BAR CHART OMITTED]

            Alliance Select Investor Series Biotechnology Portfolio-
                           Yearly Periods Ended 12/31
--------------------------------------------------------------------------------
                          Alliance Select Investor                 NASDAQ
                       Series Biotechnology Portfolio        Biotechnology Index
--------------------------------------------------------------------------------
        12/31/00*                  -5.30%                          -3.47%
        12/31/01                  -26.08%                         -16.20%
        12/31/02                  -44.29%                         -45.33%

Past performance is no guarantee of future results. The Portfolio's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B and Class C shares will vary from the results shown due to different expenses associated with these classes. Returns for the Portfolio include the reinvestment of any distributions paid during each period.

The NASDAQ Biotechnology Index is a capitalization-weighted index designed to measure the performance of all NASDAQ stocks in the biotechnology sector. The index contains companies primarily engaged in biomedical research to develop new treatments or cures for human disease. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including Alliance Select Investor Series Biotechnology Portfolio.

* The Portfolio's return for the period ended 12/31/00 is from the Portfolio's inception date of 7/27/00 through 12/31/00. The benchmark's return for the period ended 12/31/00 is from 7/31/00 through 12/31/00.



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                    ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
December 31, 2002 (unaudited)

INCEPTION DATES                      PORTFOLIO STATISTICS

Class A Shares                       Net Assets ($mil): $170.0
7/27/00
Class B Shares
7/27/00
Class C Shares
7/27/00

COUNTRY BREAKDOWN

 89.3% United States
  4.2% United Kingdom                        [PIE CHART]
  3.5% Switzerland
  1.9% Canada
  1.1% Israel

INDUSTRY BREAKDOWN

 82.9%  Biotechnology                        [PIE CHART]
 17.1%  Drugs

All data as of December 31, 2002. The Portfolio's country and industry breakdowns are expressed as a percentage of total investments and may vary over time.


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6 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                -44.29%                   -46.65%
           Since Inception*               -32.12%                   -33.32%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                -44.73%                   -46.94%
           Since Inception*               -32.63%                   -33.19%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
                    1 Year                -44.73%                   -45.29%
           Since Inception*               -32.63%                   -32.63%

The Portfolio's investment results represent average annual total returns. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. The Portfolio concentrates its investments in the stocks of biotechnology companies. The stock market performance of biotechnology stocks can be dramatic in both directions. Because biotechnology is a relatively new industry and many biotechnology companies, particularly those involved in genomics, are small, the Portfolio may make significant investments in small- and mid-capitalization companies, which have historically experienced greater market volatility and typically entail greater risk than large-capitalization stocks. Many biotechnology companies, particularly companies involved in genomics, have little or no operating history, unproven products and no established markets for these products. Investments in these companies are subject to greater risks. The Portfolio can invest in securities denominated in currencies other than the U.S. dollar, which may magnify fluctuations due to changes in international exchange rates and the possibility of substantial volatility due to political and economic uncertainties throughout the world.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for all classes of shares is 7/27/00.


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                    ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
December 31, 2002 (unaudited)

                                                                     Percent of
Company                                            U.S. $ Value      Net Assets
--------------------------------------------------------------------------------
Amgen, Inc.                                        $ 14,385,791             8.5%
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                                11,583,800             6.8
--------------------------------------------------------------------------------
MedImmune, Inc.                                       7,735,299             4.6
--------------------------------------------------------------------------------
Genentech, Inc.                                       7,381,416             4.3
--------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.                          7,322,700             4.3
--------------------------------------------------------------------------------
Cephalon, Inc.                                        7,300,200             4.3
--------------------------------------------------------------------------------
Chiron Corp.                                          7,185,360             4.2
--------------------------------------------------------------------------------
Affymetrix, Inc.                                      6,471,003             3.8
--------------------------------------------------------------------------------
Biogen, Inc.                                          6,137,192             3.6
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.                            5,970,600             3.5
--------------------------------------------------------------------------------
                                                    $ 81,473,361           47.9%

MAJOR PORTFOLIO CHANGES
Six months ended December 31, 2002 (unaudited)

                                                   -----------------------------
                                                               Shares
                                                   -----------------------------
Purchases                                            Bought   Holdings 12/31/02
--------------------------------------------------------------------------------
Alkermes, Inc.                                      224,800             224,800
--------------------------------------------------------------------------------
Allergan, Inc.                                       48,700              48,700
--------------------------------------------------------------------------------
ICOS Corp.                                           40,500             140,500
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.                          282,300             282,300
--------------------------------------------------------------------------------
MedImmune, Inc.                                       8,200             284,700
--------------------------------------------------------------------------------
NPS Pharmaceuticals, Inc.                           166,500             166,500
--------------------------------------------------------------------------------
Sepracor, Inc.                                      202,400             282,400
--------------------------------------------------------------------------------
Tanox, Inc.                                         226,900             226,900
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries, Ltd.                 50,800              50,800
--------------------------------------------------------------------------------
XOMA, Ltd.                                          400,900             850,900
--------------------------------------------------------------------------------

                                                   -----------------------------
                                                               Shares
                                                   -----------------------------
Sales                                                  Sold   Holdings 12/31/02
--------------------------------------------------------------------------------
Abgenix, Inc.                                       152,000             300,000
--------------------------------------------------------------------------------
Affymetrix, Inc.                                     83,100             282,700
--------------------------------------------------------------------------------
Amgen, Inc.                                         152,404             297,596
--------------------------------------------------------------------------------
Biogen, Inc.                                         46,800             153,200
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                               102,200             340,700
--------------------------------------------------------------------------------
Immunex Corp.                                       540,000                  -0-
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.                     50,300             549,700
--------------------------------------------------------------------------------
Myriad Genetics, Inc.                               102,700              40,000
--------------------------------------------------------------------------------
Pharmacia Corp.                                      72,800             127,200
--------------------------------------------------------------------------------
Waters Corp.                                        120,000                  -0-
--------------------------------------------------------------------------------


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8 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                        ------------------------
                                                        INDUSTRY DIVERSIFICATION
                                                        ------------------------

INDUSTRY DIVERSIFICATION
December 31, 2002 (unaudited)

                                                                      Percent of
                                                   U.S. $ Value       Net Assets
--------------------------------------------------------------------------------
Biotechnology                                      $142,735,875            84.0%
--------------------------------------------------------------------------------
Drugs                                                29,406,226            17.3
--------------------------------------------------------------------------------
Total Investments*                                  172,142,101           101.3
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities             (2,143,346)           (1.3)
--------------------------------------------------------------------------------
Net Assets                                         $169,998,755           100.0%
--------------------------------------------------------------------------------

*     Excludes securities sold short.


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                    ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2002 (unaudited)

Company                                                Shares    U.S. $ Value
------------------------------------------------------------------------------

COMMON STOCKS-101.2%
Canada-1.9%
QLT, Inc.(a) ......................................   385,000   $   3,287,130
                                                                -------------

Israel-1.2%
Teva Pharmaceutical Industries, Ltd. ..............    50,800       1,961,388
                                                                -------------

Switzerland-3.5%
Serono SA (ADR)(a) ................................   440,000       5,966,400
                                                                -------------

United Kingdom-4.2%
Cambridge Antibody Technology
   Group Plc.(a) ..................................   304,300       2,515,129
GlaxoSmithKline Plc. (ADR) ........................   125,000       4,682,500
                                                                -------------
                                                                    7,197,629
                                                                -------------
United States-90.4%
Abgenix, Inc.(a) ..................................   300,000       2,211,000
Affymetrix, Inc.(a) ...............................   282,700       6,471,003
Alkermes, Inc.(a) .................................   224,800       1,409,496
Allergan, Inc. ....................................    48,700       2,806,094
Amgen, Inc.(a)(b) .................................   297,596      14,385,791
Andrx Group(a) ....................................    40,000         586,800
Applera Corp. - Applied Biosystems Group ..........   310,000       5,437,400
Applied Molecular Evolution(a) ....................   120,000         246,000
Biogen, Inc.(a) ...................................   153,200       6,137,192
Cephalon, Inc.(a) .................................   150,000       7,300,200
Chiron Corp.(a) ...................................   191,100       7,185,360
Enzon, Inc.(a) ....................................    43,000         718,960
Forest Laboratories, Inc. Cl. A(a) ................    43,300       4,252,926
Genentech, Inc.(a) ................................   222,600       7,381,416
Genzyme Corp. - General Division(a) ...............   176,000       5,204,320
Gilead Sciences, Inc.(a)(b) .......................   340,700      11,583,800
Human Genome Sciences, Inc.(a)(b) .................   528,200       4,653,442
ICOS Corp.(a) .....................................   140,500       3,289,105
IDEC Pharmaceuticals Corp.(a) .....................   180,000       5,970,600
Illumina, Inc.(a) .................................   160,000         539,200
Isis Pharmaceuticals, Inc.(a) .....................   282,300       1,860,357
King Pharmaceuticals, Inc.(a) .....................   100,000       1,719,000
Medarex, Inc.(a) ..................................   494,000       1,951,300
MedImmune, Inc.(a)(b) .............................   284,700       7,735,299
Millennium Pharmaceuticals, Inc.(a) ...............   549,700       4,364,618
Myriad Genetics, Inc.(a) ..........................    40,000         584,000
NPS Pharmaceuticals, Inc.(a) ......................   166,500       4,190,805
PerkinElmer, Inc. .................................   400,000       3,300,000
Pfizer, Inc. ......................................   175,000       5,349,750
Pharmacia Corp. ...................................   127,200       5,316,960
Protein Design Labs, Inc.(a) ......................   456,600       3,881,100


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10 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                Shares    U.S. $ Value
------------------------------------------------------------------------------

Sepracor, Inc.(a) .................................   282,400   $   2,730,808
Tanox, Inc.(a) ....................................   226,900       2,053,445
Vertex Pharmaceuticals, Inc.(a) ...................   462,000       7,322,700
XOMA, Ltd.(a) .....................................   850,900       3,599,307
                                                                -------------
                                                                  153,729,554
                                                                -------------
Total Common Stocks
   (cost $325,808,148) ............................               172,142,101
                                                                -------------

SECURITIES SOLD SHORT- (2.9%)
United States-(2.9%)
Antigenics, Inc.(a) ...............................    45,000        (460,800)
deCode Genetics, Inc.(a) ..........................   336,000        (621,600)
Dendreon Corp.(a) .................................    75,000        (398,250)
DENTSPLY International, Inc. ......................    25,000        (930,000)
Gene Logic, Inc.(a) ...............................   100,000        (629,000)
Incyte Genomics, Inc.(a) ..........................    90,000        (410,400)
Lexicon Genetics, Inc.(a) .........................   265,000      (1,253,450)
Paradigm Genetics, Inc.(a) ........................   222,500         (64,747)
Transgenomic, Inc.(a) .............................    90,000        (201,510)
                                                                -------------
Total Securities Sold Short
   (proceeds $17,572,661) .........................                (4,969,757)
                                                                -------------

Total Investments, Net of Securities
   Sold Short-98.3%
   (cost $308,235,487) ............................               167,172,344
Other assets less liabilities - 1.7% ..............                 2,826,411
                                                                -------------

Net Assets-100% ...................................             $ 169,998,755
                                                                =============

(a)   Non-income producing security.

(b) Positions with an aggregate market value of $22,605,500 have been segregated to collateralize short sales.

      Glossary:

      ADR - American Depositary Receipt

      See notes to financial statements.


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                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
December 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $325,808,148) .....     $ 172,142,101
Due from broker for securities sold short ...................         5,941,799
Receivable for capital stock sold ...........................           122,484
Dividends receivable ........................................            46,677
                                                                  -------------
Total assets ................................................       178,253,061
                                                                  -------------
Liabilities
Securities sold short, at value (proceeds $17,572,661) ......         4,969,757
Due to custodian ............................................         1,825,141
Payable for capital stock redeemed ..........................           774,403
Advisory fee payable ........................................           133,773
Distribution fee payable ....................................           122,585
Accrued expenses and other liabilities ......................           428,647
                                                                  -------------
Total liabilities ...........................................         8,254,306
                                                                  -------------
Net Assets ..................................................     $ 169,998,755
                                                                  =============
Composition of Net Assets
Capital stock, at par .......................................     $      44,187
Additional paid-in capital ..................................       527,898,271
Accumulated net investment loss .............................        (2,033,317)
Accumulated net realized loss on investment
   transactions .............................................      (214,847,243)
Net unrealized depreciation of investments ..................      (141,063,143)
                                                                  -------------
                                                                  $ 169,998,755
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($50,417,242/12,940,145 shares of capital stock
   issued and outstanding) ..................................             $3.90
Sales charge--4.25% of public offering price ................               .17
                                                                          -----
Maximum offering price ......................................             $4.07
                                                                          =====
Class B Shares
Net asset value and offering price per share
   ($87,021,466/22,737,644 shares of capital stock
   issued and outstanding) ..................................             $3.83
                                                                          =====
Class C Shares
Net asset value and offering price per share
   ($32,560,047/8,509,203 shares of capital stock
   issued and outstanding) ..................................             $3.83
                                                                          =====

See notes to financial statements.


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12 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $11,889) ................................   $    248,164
Interest ......................................          9,516   $    257,680
                                                  ------------
Expenses
Advisory fee ..................................        746,908
Distribution fee--Class A .....................         83,462
Distribution fee--Class B .....................        481,631
Distribution fee--Class C .....................        181,520
Transfer agency ...............................        435,509
Printing ......................................         81,136
Administrative ................................         69,500
Custodian .....................................         68,183
Audit and legal ...............................         40,397
Registration ..................................         32,501
Directors' fees ...............................          9,458
Dividends on securities sold short ............          1,150
Miscellaneous .................................          6,818
                                                  ------------
Total expenses before interest ................      2,238,173
Interest expense ..............................         35,213
                                                  ------------
Total expenses ................................                     2,273,386
                                                                 ------------
Net investment loss ...........................                    (2,015,706)
                                                                 ------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on:
   Investment transactions ....................                   (54,971,485)
   Short sale transactions ....................                      (241,055)
Net change in unrealized appreciation/
   depreciation of:
   Investments ................................                    44,602,479
   Short sales ................................                     2,146,872
                                                                 ------------
Net loss on investment transactions ...........                    (8,463,189)
                                                                 ------------
Net Decrease in Net Assets from
   Operations .................................                  $(10,478,895)
                                                                 ============

See notes to financial statements.




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                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                    Ended
                                                 December 31,       Year Ended
                                                     2002            June 30,
                                                  (unaudited)          2002
                                                 =============    ==============
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................     $  (2,015,706)   $  (6,505,238)
Net realized loss on investment
   transactions ............................       (55,212,540)     (83,201,248)
Net change in unrealized
   appreciation/depreciation of
   investments .............................        46,749,351      (98,640,047)
                                                 -------------    -------------
Net decrease in net assets from
   operations ..............................       (10,478,895)    (188,346,533)
Capital Stock Transactions
Net decrease ...............................       (25,659,100)     (62,055,172)
                                                 -------------    -------------
Total decrease .............................       (36,137,995)    (250,401,705)
Net Assets
Beginning of period ........................       206,136,750      456,538,455
                                                 -------------    -------------
End of period ..............................     $ 169,998,755    $ 206,136,750
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Select Investor Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Technology Portfolio, the Biotechnology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Biotechnology Portfolio. The Biotechnology Portfolio (the "Fund") commenced operations on July 27, 2000. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or, if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by,


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gains or losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accor-


--------------------------------------------------------------------------------
16 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

dance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the NASDAQ Biotechnology Index (the "Index"). The Basic Fee may be increased to as much as 1.75%, annualized, or decreased to as little as .75%, annualized, based on the investment performance of the Class A shares of the Fund in relation to the investment record of the Index. The fee will equal 1.25%, annualized, if the performance of Class A shares equals the performance of the Index. The performance period for each such month will be from August 1, 2000 through the current calendar month, until the Advisory Agreement has been in effect for 36 full calendar months, when it will become a rolling 36-month period ending with the current calendar month. For the period from August 1, 2000 through July 31, 2001, the Adviser received the minimum fee, equal to .75%, annualized, of the average daily net assets of the Fund for each day included in such annual period. During the six months ended December 31, 2002, the effective advisory fee was at the annualized rate of .79% of the Fund's average daily net assets.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended December 31, 2002, such fees amounted to $69,500.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $170,044 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Fund's expenses were reduced by $2,216 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $1,695 from the sales of Class A shares and, $260,491 and $4,562 in contingent deferred sales charges imposed upon redemptions by sharehold-


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

ers of Class B and Class C shares, respectively, for the six months ended December 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2002, amounted to $155,887, of which $3,025 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $12,128,512 and $1,001,088 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $28,579,566 and $59,259,836, respectively, for the six months ended December 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 2002.

At December 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $24,490,259 and gross unrealized depreciation of investments was $165,553,402 resulting in net unrealized depreciation of $141,063,143 (includes short sale transactions).

Securities Sold Short

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and spe-


--------------------------------------------------------------------------------
18 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

cial considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E

Distributable Earnings

As of June 30, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................        $(159,652,314)(a)
Unrealized appreciation/(depreciation) ................         (203,709,996)(b)
                                                               -------------
Total accumulated earnings/(deficit) ..................        $(363,362,310)
                                                               =============

(a) On June 30, 2002, the Fund had a net capital loss carryforward of $99,809,436 of which $8,345,642 expires in the year 2009 and $91,463,794 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2002, the Fund deferred to July 1, 2002, post October capital losses of $43,927,765 and post October currency losses of $9,378.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F

Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                    ---------------------------------------     ---------------------------------------
                                     Shares                                     Amount
                    ---------------------------------------     ---------------------------------------
                     Six Months Ended            Year Ended      Six Months Ended           Year Ended,
                    December 31, 2002              June 30,     December 31, 2002              June 30,
                          (unaudited)                  2002           (unaudited)                  2002
                    -----------------------------------------------------------------------------------
Class A
Shares sold                 3,970,401             2,524,526        $   15,903,816        $   15,539,634
-------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                34,678                69,872               141,356               427,085
-------------------------------------------------------------------------------------------------------
Shares redeemed            (5,841,028)           (6,801,110)          (22,934,688)          (40,187,314)
-------------------------------------------------------------------------------------------------------
Net decrease               (1,835,949)           (4,206,712)       $   (6,889,516)       $  (24,220,595)
=======================================================================================================


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    ---------------------------------------     ---------------------------------------
                                     Shares                                     Amount
                    ---------------------------------------     ---------------------------------------
                     Six Months Ended            Year Ended      Six Months Ended           Year Ended,
                    December 31, 2002              June 30,     December 31, 2002              June 30,
                          (unaudited)                  2002           (unaudited)                  2002
-------------------------------------------------------------------------------------------------------

Class B
Shares sold                   534,241             2,554,796        $    2,111,108        $   16,240,368
-------------------------------------------------------------------------------------------------------
Shares converted
   to Class A                 (35,207)              (70,632)             (141,356)             (427,085)
-------------------------------------------------------------------------------------------------------
Shares redeemed            (3,969,261)           (7,078,032)          (15,213,223)          (41,390,783)
-------------------------------------------------------------------------------------------------------
Net decrease               (3,470,227)           (4,593,868)       $  (13,243,471)       $  (25,577,500)
=======================================================================================================

Class C
Shares sold                   176,116             1,199,438        $      707,883        $    7,742,575
-------------------------------------------------------------------------------------------------------
Shares redeemed            (1,617,081)           (3,420,570)           (6,233,996)          (19,999,652)
-------------------------------------------------------------------------------------------------------
Net decrease               (1,440,965)           (2,221,132)       $   (5,526,113)       $  (12,257,077)
=======================================================================================================

NOTE G

Risks

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

To take advantage of investment opportunities in both rising and falling markets, the Fund may engage in substantial short selling and may use certain other investment practices, including options, futures and forward contracts, and leverage. For the six months ended December 31, 2002, the average amount of borrowings outstanding was approximately $3,653,326 and the daily weighted average annualized interest rate was 2.16%. At December 31, 2002, the amount of borrowings outstanding was $437,280 and the interest rate in effect was 1.73%.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2002.


--------------------------------------------------------------------------------
20 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                 ------------------------------------------
                                                                   Class A
                                                 ------------------------------------------
                                                   Six Months
                                                        Ended           Year       July 27,
                                                 December 31,          Ended     2000(a) to
                                                         2002       June 30,       June 30,
                                                  (unaudited)           2002           2001
                                                 ------------------------------------------
Net asset value, beginning of period ........    $       4.09    $      7.40    $     10.00
                                                 ------------------------------------------
Income From Investment Operations
Net investment loss(b) ......................            (.03)          (.08)          (.08)
Net realized and unrealized loss on
   investment and foreign
   currency transactions ....................            (.16)         (3.23)         (2.52)
                                                 ------------------------------------------
Net decrease in net asset value from
   operations ...............................            (.19)         (3.31)         (2.60)
                                                 ------------------------------------------
Net asset value, end of period ..............    $       3.90    $      4.09    $      7.40
                                                 ==========================================
Total Return
Total investment return based on net asset
   value(c) .................................           (4.65)%       (44.73)%       (26.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...    $     50,417    $    60,377    $   140,499
Ratios to average net assets of:
   Expenses, including interest expense .....            1.89%(d)       1.56%          1.48%(d)
   Expenses, excluding interest expense .....            1.86%(d)       1.49%          1.43%(d)
   Net investment loss ......................           (1.62)%(d)     (1.36)%         (.99)%(d)
Portfolio turnover rate .....................              31%            26%           107%

See footnote summary on page 23.


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                 ------------------------------------------
                                                                  Class B
                                                 ------------------------------------------
                                                   Six Months
                                                        Ended           Year       July 27,
                                                 December 31,          Ended     2000(a) to
                                                         2002       June 30,       June 30,
                                                  (unaudited)           2002           2001
                                                 ------------------------------------------
Net asset value, beginning of period ........    $       4.03    $      7.35    $     10.00
                                                 ------------------------------------------
Income From Investment Operations
Net investment loss(b) ......................            (.05)          (.13)          (.14)
Net realized and unrealized loss on
   investment and foreign
   currency transactions ....................            (.15)         (3.19)         (2.51)
                                                 ------------------------------------------
Net decrease in net asset value from
   operations ...............................            (.20)         (3.32)         (2.65)
                                                 ------------------------------------------
Net asset value, end of period ..............    $       3.83    $      4.03    $      7.35
                                                 ==========================================
Total Return
Total investment return based on net asset
   value(c) .................................           (4.96)%       (45.17)%       (26.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...    $     87,022    $   105,661    $   226,544
Ratios to average net assets of:
   Expenses, including interest expense .....            2.64%(d)       2.29%          2.17%(d)
   Expenses, excluding interest expense .....            2.60%(d)       2.22%          2.12%(d)
   Net investment loss ......................           (2.37)%(d)     (2.09)%        (1.69)%(d)
Portfolio turnover rate .....................              31%            26%           107%

See footnote summary on page 23.


--------------------------------------------------------------------------------
22 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                 ------------------------------------------
                                                                  Class C
                                                 ------------------------------------------
                                                   Six Months
                                                        Ended           Year       July 27,
                                                 December 31,          Ended     2000(a) to
                                                         2002       June 30,       June 30,
                                                  (unaudited)           2002           2001
                                                 ------------------------------------------
Net asset value, beginning of period ........    $       4.03    $      7.35    $     10.00
                                                 ------------------------------------------
Income From Investment Operations
Net investment loss(b) ......................            (.05)          (.13)          (.13)
Net realized and unrealized loss on
   investment and foreign
   currency transactions ....................            (.15)         (3.19)         (2.52)
                                                 ------------------------------------------
Net decrease in net asset value from
   operations ...............................            (.20)         (3.32)         (2.65)
                                                 ------------------------------------------
Net asset value, end of period ..............    $       3.83    $      4.03    $      7.35
                                                 ==========================================
Total Return
Total investment return based on net asset
   value(c) .................................           (4.96)%       (45.17)%       (26.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...    $     32,560    $    40,099    $    89,495
Ratios to average net assets of:
   Expenses, including interest expense .....            2.62%(d)       2.27%          2.14%(d)
   Expenses, excluding interest expense .....            2.58%(d)       2.21%          2.09%(d)
   Net investment loss ......................           (2.34)%(d)     (2.07)%        (1.67)%(d)
Portfolio turnover rate .....................              31%            26%           107%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 23

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark
A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings
Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity
Another term for stock.

index
A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)
The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio
The collection of securities that make up a fund's or an investor's investments.

sector
A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share
A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
24 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $387 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 580 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/02.


--------------------------------------------------------------------------------
                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 25

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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26 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS
Norman M. Fidel, Senior Vice President
Thomas J. Bardong, Vice President
Matthew Murray, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


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                   ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO o 27

--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds
Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

AllianceBernstein Value Funds
Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

AllianceBernstein Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


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28 o ALLIANCE SELECT INVESTOR SERIES--BIOTECHNOLOGY PORTFOLIO

Alliance Select Investor Series--Biotechnology Portfolio
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

SISBIOSR1202